Equity - Follow-on public offering (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Feb. 28, 2021 EUR (€) shares	Feb. 28, 2021 $ / shares	Aug. 31, 2020 EUR (€) shares	Aug. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€) € / shares
Disclosure of classes of share capital [line items]
Weighted average share price | € / shares						€ 46.72
Proceeds from issuing shares | €					€ 404,062	€ 867,717
Closing of public offering of common shares
Disclosure of classes of share capital [line items]
Capital Increase (in shares)	5,000,000		13,333,333	13,333,333
Weighted average share price | $ / shares		$ 90.00		$ 16.00
Proceeds from issuing shares	€ 426,652		€ 192,946	$ 228,200
Share issue related cost	€ 22,590		€ 4,397	$ 5,200
Over-Allotment Option
Disclosure of classes of share capital [line items]
Capital Increase (in shares)	750,000		1,999,999	1,999,999